Financial Risk Management and Fair Values - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Amount of current liabilities exceeding current assets	¥ 51,693
Net cash generated from operating activities	17,732	¥ 23,764	¥ 23,734
Net cash used in investing activities	8,236	15,750	6,931
Net cash used in financing activities	6,796	8,459	27,695
Net increase/(decrease) in cash and cash equivalents	2,700	(445)	(10,892)
Approximate maximum amount available of banking facilities with PRC banks and financial institutions for providing bank financing	181,922
Approximate unutilised bank financing	142,239
Trade receivables	¥ 2,675	¥ 2,989
Debt ratio	71.00%	73.00%
Available-for-sale equity securities: Non-tradable shares [member]
Disclosure of detailed information about financial instruments [line items]
Net unrealized gains recognized in fair value reserve in other comprehensive income	¥ 126	¥ 378
Pilot trainees [member]
Disclosure of detailed information about financial instruments [line items]
Guarantees provided on personal bank loans	696	696
Personal bank loans drawn under guarantees	361	409
Amount paid to banks due to default of payments	5	4
Billing and Settlement Plan agents [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,015	1,267
100 basis points increase in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	(530)	(376)	(416)
100 basis points decrease in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	530	376	416
10 percent increase in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	3,190	2,380	2,627
10 percent decrease in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	¥ (3,190)	¥ (2,380)	¥ (2,627)